Gains (Losses) Related to Cash Flow Hedges (Detail) (Designated Hedge Derivatives, Foreign Exchange Contracts, USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Designated Hedge Derivatives | Foreign Exchange Contracts
Effective Portion
Gains (losses) recognized in OCI, net of tax effects of $54, $127 and $(340)	$ 101	$ 236	$ (632)
Gains (losses) reclassified from AOCI into revenue	195	(27)	(7)
Amount Excluded from Effectiveness Assessment and Ineffective Portion
Losses recognized in other income (expense)	$ (168)	$ (231)	$ (276)